Financial Risk Management - Provision for loss allowance determined for trade receivables and contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ 845,860	$ 807,044
Trade receivables and contract assets
Provision for loss allowance for both trade receivable and contract assets
Financial assets	157,564	127,449
Trade receivables and contract assets | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (21,061)	$ (22,368)	$ (29,718)
Trade receivables and contract assets | Not due
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	1.00%	2.00%
Financial assets	$ 101,921	$ 86,088
Trade receivables and contract assets | Not due | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (687)	$ (1,466)
Trade receivables and contract assets | 030 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	1.00%	1.00%
Financial assets	$ 28,366	$ 23,455
Trade receivables and contract assets | 030 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (361)	$ (230)
Trade receivables and contract assets | 3060 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	3.00%	5.00%
Financial assets	$ 10,675	$ 9,334
Trade receivables and contract assets | 3060 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (375)	$ (449)
Trade receivables and contract assets | 6090 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	9.00%	13.00%
Financial assets	$ 5,286	$ 1,976
Trade receivables and contract assets | 6090 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (532)	$ (298)
Trade receivables and contract assets | 90180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	19.00%	25.00%
Financial assets	$ 5,581	$ 3,467
Trade receivables and contract assets | 90180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (1,273)	$ (1,150)
Trade receivables and contract assets | >180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	76.00%	86.00%
Financial assets	$ 5,735	$ 3,129
Trade receivables and contract assets | >180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	(17,833)	(18,775)
Trade receivables
Provision for loss allowance for both trade receivable and contract assets
Financial assets	157,564	127,449
Trade receivables | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	178,580	148,329
Trade receivables | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	102,563	86,066
Trade receivables | 030 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	28,727	23,685
Trade receivables | 3060 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	11,050	9,783
Trade receivables | 6090 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	5,818	2,274
Trade receivables | 90180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	6,854	4,617
Trade receivables | >180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	23,568	21,904
Contract assets | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	45	1,488
Contract assets | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ 45	$ 1,488